Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deposits [Abstract]
Non-interest bearing deposits, Amount	$ 28,488	$ 27,749
Interest bearing deposits, Amount	50,275	47,365
Interest Bearing and Non-Interest Bearing Deposits, Amount	78,763	75,114
Savings and club deposits, Amount	43,050	41,791
Certificates of deposit, Amount	90,499	86,611
Total deposits	$ 212,312	$ 203,516
Interest bearing deposits, Weighted Average Rate	0.30%	0.39%
Non-Interest Bearing and Interest Bearing Deposits, Weighted Average Rate	0.19%	0.24%
Savings and club deposits, Weighted Average Rate	0.25%	0.25%
Certificates of deposit, Weighted Average Rate	1.37%	1.41%
Domestic Deposit, Weighted Average Rate	0.71%	0.74%